SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - USD ($)						1 Months Ended
	Jan. 04, 2022	Dec. 21, 2021	Dec. 01, 2021	Jun. 17, 2021	Jun. 14, 2021	Jan. 04, 2022
SUBSEQUENT EVENTS (Details) [Line Items]
Financing Receivable, after Allowance for Credit Loss					$ 3,000,000
Proceeds from Collection of Notes Receivable					2,000,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)				936,666
Warrants and Rights Outstanding, Term				3 years
Class of Warrant or Rights, Granted (in Shares)				468,333		3,030,304
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.3
Debt Conversion, Original Debt, Amount				$ 281,000
Proceeds from Issuance of Debt	$ 1,500,000	$ 750,000	$ 250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.4125					$ 0.4125
Due and Payable on or Before June 21, 2021 [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Proceeds from Collection of Notes Receivable					500,000
Due and Payable on or Before July 12, 2021 [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Proceeds from Collection of Notes Receivable					$ 500,000